Cat Financial Financing Activities (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Cat Financial Financing Activities
Annual servicing fee percentage (as a percent)	0.50%	0.50%
Consolidated expenses related to sale of trade receivables	$ 4	$ 10
Outstanding principal balance of the sold trade receivables		240
Remaining interest in trade receivables		1,432
Cash flows from sale of trade receivables:
Cash proceeds from sales of receivables to the conduits	887	1,510
Servicing fees received	1	1
Cash flows received on the interests that continue to be held	$ 7,548	$ 11,270